Document And Entity Information	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 22, 2026
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Entity Central Index Key	0001278021
Entity Emerging Growth Company	false
Entity File Number	001-34091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.003 par value
Trading Symbol	MKTX
Security Exchange Name	NASDAQ
Amendment Description	On January 26, 2026, MarketAxess Holdings Inc. (the “Company”) filed a Current Report on Form 8-K announcing the election by the Company’s Board of Directors (the “Board”) of Douglas A. Cifu and Kenneth T. Schiciano to serve on the Board, effective March 1, 2026. At the time of their elections, the Board had not yet determined which Board committees Messrs. Cifu and Schiciano would serve on. This Form 8-K/A is being filed for the purpose of providing this information.